Condensed Financial Statements of the Company - Schedule Of Condensed Statements Of Comprehensive Income Or Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Share of (loss) / income from subsidiaries and VIEs	¥ 80,920	¥ 31,690	¥ (169,686)
Income tax expense	15,404	5,370	10,186
Net (loss) / income of the Company	80,819	31,604	(169,686)
Comprehensive (loss)/ income	80,963	31,604	(169,686)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Share of (loss) / income from subsidiaries and VIEs	80,819	31,604	(169,686)
Net (loss)/income before income taxes	80,819	31,604	(169,686)
Income tax expense	0	0	0
Net (loss) / income of the Company	80,819	31,604	(169,686)
Other comprehensive (loss)/income	(8,019)	1,929	(1,927)
Comprehensive (loss)/ income	¥ 72,800	¥ 33,533	¥ (171,613)